PUT OPTION LIABILITIES - Assumptions (Details) - Put option agreements with Geely HK and Etika - Level 3	Jun. 30, 2024 Y	Dec. 31, 2023 Y
Risk-free interest rate
FAIR VALUE MEASUREMENT
Put option liabilities, measurement input	0.0469	0.0487
Expected volatility
FAIR VALUE MEASUREMENT
Put option liabilities, measurement input	0.2380	0.2633
Dividend rate
FAIR VALUE MEASUREMENT
Put option liabilities, measurement input	0.0000	0.0000
Expected terms
FAIR VALUE MEASUREMENT
Put option liabilities, measurement input	1	1.5
Probability of exercise condition
FAIR VALUE MEASUREMENT
Put option liabilities, measurement input	0.5000	0.5000
Fair value of underlying ordinary share of LGIL
FAIR VALUE MEASUREMENT
Put option liabilities, measurement input	0.44	0.81